Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Schedule of Table Summarizes the Activity	The following table summarizes the activity in the shares available for grant under the Plans during the nine months ended September 30, 2023 (in thousands, except exercise price):
		Options Outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance as of December 31, 2022	39	37	$132.80
RSUs granted	(2)	—	$—
RSUs cancelled and returned to the Plans	1	—	$—
Options cancelled	—	—	$270.40
Balance as of March 31, 2023	38	37	$131.20
RSUs granted	(2)	—	$—
RSUs cancelled and returned to the Plans	2	—	$—
Options cancelled	—	—	$116.80
Balance as of June 30, 2023	38	37	$131.20
RSUs cancelled and returned to the Plans	1	—	$—
Options cancelled	—	(1)	$493.60
Balance as of September 30, 2023	39	36	$122.80
The following table summarizes the activity in the shares available for grant under the Plans during the years ended December 31, 2021 and December 31, 2022 (in thousands, except exercise price):
		Options outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance as of January 1, 2021	9	26	$101.60
Additional shares authorized under the Plans	78	—	—
RSUs granted	(1)	—	—
Options granted	(10)	10	$120.00
Options exercised	—	—	$68.80
Options cancelled and returned to the Plans	—	(1)	$108.80
Effect of business combination	—	4	$414.00
Balance as of December 31, 2021	76	39	$139.60
RSUs granted	(44)	—	$—
RSUs cancelled and returned to the Plans	7	—	$—
Options cancelled	—	(2)	$250.80
Balance as of December 31, 2022	39	37	$132.80

Schedule of Summary of Rsu Activity Under Plans	A summary of RSU activity under the Plans is presented below (in thousands, except for fair value):
	Number of Shares	Weighted Average Grant-Date Fair Value
Non-vested shares as of December 31, 2022	27	$82.40
Granted	2	$39.60
Vested	(2)	$82.80
Non-vested shares as of March 31, 2023	27	$79.20
Granted	2	$20.80
Vested	(5)	$86.40
Cancels	—	$86.00
Non-vested shares as of June 30, 2023	24	$79.20
Vested	(1)	$73.20
Cancels	—	$86.00
Non-vested shares as of September 30, 2023	23	$73.20
A summary of RSU activity under the Plans is presented below (in thousands, except for fair value):
		Weighted
		Average
	Number of	Grant-Date
	Shares	Fair Value
Non-vested shares as of December 31, 2020	—	$0.00
Granted	1	$202.80
Vested	(1)	$168.40
Effect of business combination	2	$168.40
Non-vested shares as of December 31, 2021	2	$180.00
Granted	44	$84.00
Vested	(15)	$91.60
Cancelled	(4)	$87.60
Non-vested shares as of December 31, 2022	27	$82.40

Schedule of Table Summarizes Significant Ranges of Outstanding and Exercisable Options	The following table summarizes significant ranges of outstanding and exercisable options as of September 30, 2023 (in thousands, except contractual life and exercise price):
	Options Outstanding			Options Exercisable
		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average	Aggregate
	Number	Life	Exercise	Number	Exercise	Intrinsic
Range of Exercise Price	Outstanding	(in Years)	Price	Exercisable	Price	value
$62.80 - $599.60	36	278.00	$105.20	26	$103.60	$—
$1,024.00 - $5,759.60	—	115.60	$4,050.80	—	$4,050.80	$—
$5,760.00 - $16,399.60	—	116.00	$5,760.00	—	$5,760.00	$—
$16,400.00 - $36,960.00	—	60.00	$16,400.00	—	$16,400.00	$—
$62.80 - $36,960.00	36	277.20	$122.80	26	$127.60	$—
The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2022 (in thousands, except contractual life and exercise price):
	Options Outstanding			Options Exercisable
		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average	Aggregate
	Number	Life	Exercise	Number	Exercise	Intrinsic
Range of Exercise Price	Outstanding	(in Years)	Price	Exercisable	Price	value
$62.80 - $599.60	37	305.60	$106.00	22	$102.80	$—
$600.00 - $1,023.60	—	29.60	$600.00	—	$600.00	$—
$1,024.00 - $5,759.60	—	66.80	$2,000.00	—	$2,000.00	$—
$5,760.00 - $16,399.60	—	138.40	$5,760.00	—	$5,760.00	$—
$16,400.00 - $36,960.00	—	67.60	$16,400.00	—	$16,400.00	$—
$62.80 - $36,960.00	37		$132.80	22	$149.60	$—